Summary of Significant Accounting Policies - Estimated Useful Lives of Intangible Assets, Other Than Goodwill (Detail)	12 Months Ended
Dec. 31, 2017
Intellectual property rights [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [Line Items]
Estimated useful lives of intangible assets, other than goodwill	5 years
Intellectual property rights [member] | Top of range [member]
Disclosure of detailed information about intangible assets [Line Items]
Estimated useful lives of intangible assets, other than goodwill	10 years
Rights to use electricity, water and gas supply facilities [member]
Disclosure of detailed information about intangible assets [Line Items]
Estimated useful lives of intangible assets, other than goodwill	10 years
Software [member]
Disclosure of detailed information about intangible assets [Line Items]
Estimated useful lives of intangible assets, other than goodwill	4 years
Customer relationships [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [Line Items]
Estimated useful lives of intangible assets, other than goodwill	7 years
Customer relationships [member] | Top of range [member]
Disclosure of detailed information about intangible assets [Line Items]
Estimated useful lives of intangible assets, other than goodwill	10 years
Technology [member]
Disclosure of detailed information about intangible assets [Line Items]
Estimated useful lives of intangible assets, other than goodwill	10 years
Development costs [member]
Disclosure of detailed information about intangible assets [Line Items]
Estimated useful lives of intangible assets, other than goodwill	Life cycle of developed products
Condominium and golf club memberships [member]
Disclosure of detailed information about intangible assets [Line Items]
Estimated useful lives of intangible assets, other than goodwill	Indefinite and not amortized